Interest bearing debt (Tables)	9 Months Ended
Sep. 30, 2024
Interest bearing debt [Abstract]
Scheduled Debt Repayments
Scheduled debt repayments

	Interest		Q4
$ in thousands	rate	Maturity	2024	2025	2026	Thereafter	Total
Credit Agricole Credit Facility	SOFR + 2.05%	2028	625	2,500	2,500	27,500	33,125
Danish Ship Finance Credit Facility [1]	SOFR + 2.00%	2025	1,213	26,693	-	-	27,907
ING Credit Facility [2]	SOFR + 1.90%	2029	6,250	25,000	25,000	161,150	217,400
ING Credit Facility	SOFR + 1.80%	2029	750	3,000	3,000	35,250	42,000
Nordea Credit Facility [3]	SOFR + CAS[4] + 1.90%	2027	-	23,715	23,715	46,091	93,521
Total			8,838	80,908	54,215	269,991	413,952
Unamortized upfront fees bank loans							(6,323)
Total interest bearing debt							407,629

[1] Semiannual installment
[2] $50.1 mill. undrawn as of September 30, 2024
[3] $140.0 mill. undrawn as of September 30, 2024
[4] 3 months Credit Adjustment Spread (CAS) of 0.26%

Financial Covenant Compliance
The Company’s financial covenants as of September 30, 2024, are summarized as follows:
	ING	Credit Agricole	Danish Ship Finance	Nordea
	Credit Facility	Credit Facility	Credit Facility	Credit Facility
Security	11 VLCCs	1 VLCC	1 VLCC	11 VLCCs
Charter free market value of vessels that secure facility must be no less than	135% of borrowings	135% of borrowings	135% of borrowings	135% of borrowings
Value adjusted* tangible net worth	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.
*Value adjusted is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by a broker approved by the financial institution)